Wells, Pipelines, Properties, Plant and Equipment, Net - Recoverable Amounts of Assets (Details) - Pemex Logistics - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	16.57%	14.80%	12.73%
Total	$ 66,363,740	$ 180,444,892	$ 184,432,639
TAD, TDGL, TOMS (Storage terminals)
Disclosure of detailed information about property, plant and equipment [line items]
Total	66,363,740	69,078,019	66,431,256
Pipelines
Disclosure of detailed information about property, plant and equipment [line items]
Total	0	0	43,707,101
Primary logistics
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 0	$ 111,366,873	$ 74,294,282